Operating Segments	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Operating Segments
15.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2024 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

Effective the first quarter of 2025, the Bank made voluntary changes to its allocation methodology impacting business segment presentation. The new methodology includes updates related to the Bank’s funds transfer pricing, head office expense allocations, and allocations between business segments. Prior period results for each segment have been revised to conform with the current period’s methodology. Further details on the changes are as follows:

1.
Funds transfer pricing methodology was updated, primarily related to the allocation of substantially all liquidity costs to the business lines, reflecting the Bank’s strategic objective to maintain higher liquidity ratios.

2.
Periodically, the Bank updates its allocation methodologies. This includes a comprehensive update to the allocation of head office expenses across countries within International Banking, updates to the allocation of clients and associated revenue, expenses, and balances between International Banking, Global Banking and Markets, and Global Wealth Management to align with the strategy, as well as updates to the allocation of head office expenses and taxes from the Other segment to the business segments.

3.
To be consistent with the reporting of Scotiabank’s recent minority investment in KeyCorp, the Bank has also made changes to the reporting of certain minority investments in International Banking (Bank of Xi’an) and Global Wealth Management (Bank of Beijing Scotia Asset Management) which will now be reported in the Other segment.

	For the three months ended January 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)		Total
Net interest income (3)	$2,647	$2,169	$232	$319	$(194)		$5,173
Non-interest income (4)(5)	765	861	1,347	1,275	(49)		4,199
Total revenues	3,412	3,030	1,579	1,594	(243)		9,372
Provision for credit losses	538	602	4	18	–		1,162
Depreciation and amortization	136	130	47	64	26		403
Other non-interest expenses	1,475	1,423	975	827	1,388	(6)	6,088
Provision for income taxes	350	189	144	168	(125)		726
Net income	$913	$686	$409	$517	$(1,532)		$993
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$(191)		$(154)
Net income attributable to equity holders of the Bank	$913	$651	$407	$517	$(1,341)		$1,147
Average assets ($ billions)	$460	$229	$37	$511	$224		$1,461
Average liabilities ($ billions)	$386	$174	$43	$511	$262		$1,376
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $0 to arrive at the amounts reported in the Consolidated Statement of Income.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $ 35 , and Other – $ 54 .
(6)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama.

	For the three months ended October 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other (3)	Total
Net interest income (4)	$2,635	$2,147	$207	$280	$(346)	$4,923
Non-interest income (5)(6)	684	712	1,259	992	(44)	3,603
Total revenues	3,319	2,859	1,466	1,272	(390)	8,526
Provision for credit losses	450	556	5	19	–	1,030
Depreciation and amortization (7)	133	141	45	66	116	501
Other non-interest expenses	1,445	1,350	904	741	355	4,795
Provision for income taxes	357	168	130	99	(243)	511
Net income	$934	$644	$382	$347	$(618)	$1,689
Net income attributable to non-controlling interests in subsidiaries	$–	$44	$2	$–	$1	$47
Net income attributable to equity holders of the Bank	$934	$600	$380	$347	$(619)	$1,642
Average assets ($ billions)	$457	$224	$36	$486	$216	$1,419
Average liabilities ($ billions)	$385	$171	$41	$478	$260	$1,335
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $2 to arrive at the amounts reported in the Consolidated Statement of Income.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(2); International Banking – $36 , and Other – $7.
(7)	Includes impairment charge of software intangible assets of $97 in the Other segment.

	For the three months ended January 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other (3)	Total
Net interest income (4)	$2,491	$2,240	$185	$270	$(413)	$4,773
Non-interest income (5)(6)	734	834	1,139	1,023	(70)	3,660
Total revenues	3,225	3,074	1,324	1,293	(483)	8,433
Provision for credit losses	378	574	5	5	–	962
Depreciation and amortization	147	143	47	62	22	421
Other non-interest expenses	1,352	1,439	827	719	(19)	4,318
Provision for income taxes	375	183	112	119	(256)	533
Net income	$973	$735	$333	$388	$(230)	$2,199
Net income attributable to non-controlling interests in subsidiaries	$–	$22	$3	$–	$–	$25
Net income attributable to equity holders of the Bank	$973	$713	$330	$388	$(230)	$2,174
Average assets ($ billions)	$445	$235	$35	$505	$203	$1,423
Average liabilities ($ billions)	$393	$183	$41	$476	$251	$1,344
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $34, and Other – $12.